Condensed Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares		Mar. 31, 2023 HKD ($) $ / shares shares		Mar. 31, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net	$ 651,016	$ 5,077,922	$ 6,200,566	$ 1,748,154		$ 13,635,605		$ 14,216,099
Cost of revenue	(453,498)	(3,537,287)	(3,734,965)	(1,007,578)		(7,859,107)		(7,407,541)
Gross profit	197,518	1,540,635	2,465,601	740,576		5,776,498		6,808,558
Operating expenses:
Sale and marketing expenses	33,537	261,587	444,229	88,401		689,525		2,828,413
General and administrative expenses	386,718	3,016,403	3,026,111	825,840		6,441,559		5,801,583
Total operating expenses	420,255	3,277,990	3,470,340	914,241		7,131,084		8,629,996
Loss from operations	(222,737)	(1,737,355)	(1,004,739)	(173,665)		(1,354,586)		(1,821,438)
Other income (expense):
Interest income	94	735	31	46		361		16
Government grant			336,200	47,564		371,000		750,000
Foreign exchange loss, net	(2,588)	(20,190)	(26,558)	(3,538)		(27,599)		(12,890)
Sundry income	26	200	1,510	196		1,529		61,950
Total other income (expense), net	(2,468)	(19,255)	311,183	44,268		345,291		799,076
Loss before income taxes	(225,205)	(1,756,610)	(693,556)	(129,397)		(1,009,295)		(1,022,362)
Income tax expense				(322)		(2,509)
NET LOSS	(225,205)	(1,756,610)	(693,556)	(129,719)		(1,011,804)		(1,022,362)
Other comprehensive loss:
Foreign currency translation adjustment	954	7,439	1,164	770		6,013		(80)
COMPREHENSIVE LOSS	$ (224,251)	$ (1,749,171)	$ (692,392)	$ (128,949)		$ (1,005,791)		$ (1,022,442)
Loss per share :-
- Basic | (per share)	$ (0.03)	$ (0.25)	$ (0.11)	$ (0.02)		$ (0.15)		$ (0.16)
- Diluted | (per share)	$ (0.03)	$ (0.25)	$ (0.11)	$ (0.02)		$ (0.15)		$ (0.16)
Weighted average number of ordinary shares
Basic	7,127,516	7,127,516	6,562,500	6,598,926	[1]	6,598,926	[1]	6,562,500	[1]
Diluted	7,127,516	7,127,516	6,562,500	6,598,926	[1]	6,598,926	[1]	6,562,500	[1]

[1]	The shares amounts are presented on a retroactive basis.